Offerings	Aug. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(a) The transaction value is calculated as the aggregate maximum purchase price for Shares. The fee of $1,803.20 was paid in connection with the filing of the Schedule TO-I by Onex Direct Lending BDC Fund (File No. 005-93864) on July 14, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 11,777,914.72
Amount of Registration Fee	$ 1,803.20
Offering Note	(b) Calculated at $153.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.